CONSOLIDATED BALANCE SHEETS(USD ($)) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 399,316	$ 151,543
Restricted cash	149	835
Term deposits	80,942	64,686
Accounts receivable, net of allowance for doubtful accounts of $1,859 and $3,882 as of December 31, 2012 and 2013, respectively	36,777	45,985
Due from related parties, trading	7	4,749
Due from related parties, non-trading	448	3
Prepaid expense and other current assets	16,200	7,840
Deferred tax assets-current	554	1,838
Total current assets	534,393	277,479
Property and equipment, net	52,022	47,120
Prepayment for acquisition of property	8,930	8,677
Equity method investments	3,611	4,164
Acquired intangible assets, net	8,637	5,004
Goodwill	35,391	8,837
Deferred tax assets-non-current	113	150
Other long term assets	2,633	373
TOTAL ASSETS	645,730	351,804
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $2,124 and $3,488 as of December 31, 2012 and 2013, respectively)	3,493	2,124
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $13,907 and $13,743 as of December 31, 2012 and 2013, respectively)	14,440	14,630
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $26,230 and $33,263 as of December 31, 2012 and 2013, respectively)	43,058	29,613
Income tax payable (including income taxes payable of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $10,082 and $6,602 as of December 31, 2012 and 2013, respectively)	6,438	10,417
Derivative (including derivative of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited nil and nil as of December 31, 2012 and 2013, respectively)	776
Total current liabilities	68,205	56,784
Non-current liabilities
Deferred tax liability-non-current (including deferred tax liability of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $862 and $583 as of December 31, 2012 and 2013, respectively)	2,745	966
Total liabilities	70,950	57,750
Commitments (Note 21)
Series A convertible redeemable preferred shares ($0.0001 par value; nil and 50,409,444 shares authorized, nil and 50,409,444 shares issued and outstanding as of December 31, 2012 and 2013, respectively, liquidation value of $206,825)	188,453
AutoNavi Holdings Limited shareholders' equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 196,979,163and 226,443,995shares issued, and 185,568,940and 217,184,923 shares outstanding as of December 31, 2012 and 2013, respectively)	23	19
Additional paid-in capital	298,476	189,373
Treasury stock	(27,003)	(29,164)
Statutory reserve	13,229	11,668
Retained earnings	68,784	95,715
Accumulated other comprehensive income	26,785	20,546
Total AutoNavi Holdings Limited shareholders' equity	380,294	288,157
Noncontrolling interest	6,033	5,897
Total equity	386,327	294,054
TOTAL LIABILITIES AND EQUITY	$ 645,730	$ 351,804